Transaction with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Executive Committee members	12	13	13
Related parties, number of executive committee members who stepped down	3		2
Non-executive directors	14	14	13
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing	$ (188)	$ (217)	$ (101)
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 2,000	1,900	2,100
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties from continuing operations	$ 1,300	$ 1,300	$ 1,200
Spark Therapeutics, Inc. [member]
Disclosure of transactions between related parties [line items]
Number of contracts with related parties	1